September 3, 1999

                SUPPLEMENT TO STATEMENT
               OF ADDITIONAL INFORMATION
                   DATED MAY 1, 1999
                          of
           Fortis Benefits Insurance Company
                          for
          Flexible Premium Variable Annuities


The paragraph on page 2 under the section entitled
"Fortis Benefits" which refers to the Standard & Poor's rating of Fortis Benefits Insurance Company is amended to indicate that the rating by Standard & Poor's is AA-, which is defined as an insurer who offers "very strong financial strength."